Securitizations and Variable Interest Entities - Additional information (Detail) - JPY (¥) ¥ in Billions	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021
Variable Interest Entity [Line Items]
Cash proceeds from SPEs in new securitizations	¥ 141	¥ 61	¥ 196	¥ 184
Securitization or asset-backed financing arrangement, financial asset for which transfer is accounted as sale, gain on sale	2	8	9	11
Debt securities issued by SPEs with an initial fair value	489	744	1,171	1,270
Cash inflows from third parties on the sale of debt securities	519	723	1,100	1,208
Cumulative balance of financial assets transferred to SPEs	5,445		5,445		¥ 5,323
Retained interests	126		126		¥ 160
Cash flow on the interests held on SPEs	¥ 10	¥ 5	¥ 19	¥ 10